Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions and Divestitures
Acquisitions and Divestitures
On November 30, 2017, FHN completed its acquisition of Capital Bank Financial Corporation ("CBF") and its subsidiaries, including Capital Bank Corporation for an aggregate of 92,043,171 shares of FHN common stock and $423.6 million in cash in a transaction valued at $2.2 billion. CBF operated 178 branches in North and South Carolina, Tennessee, Florida and Virginia at the time of closing.
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of November 30, 2017:

	Capital Bank Financial Corporation
	Purchase Accounting/
	As	Fair Value
	Acquired	Adjustments		As recorded
(Dollars in thousands)	(unaudited)	(unaudited)		by FHN
Assets:
Cash and cash equivalents	$205,999	$—		$205,999
Trading securities	4,758	(4,758)	(a)	—
Loans held-for-sale	—	134,003		134,003
Securities available-for-sale	1,017,867	175,526		1,193,393
Securities held-to-maturity	177,549	(177,549)		—
Loans	7,596,049	(320,372)		7,275,677
Allowance for loan losses	(45,711)	45,711		—
CBF Goodwill	231,292	(231,292)		—
Other intangible assets	24,498	119,302		143,800
Premises and equipment	196,298	37,054		233,352
OREO	43,077	(9,149)		33,928
Other assets	617,232	41,320	(b)	658,552
Total assets acquired	$10,068,908	$(190,204)		$9,878,704

Liabilities:
Deposits	$8,141,593	$(849)		$8,140,744
Securities sold under agreements to repurchase	26,664	—		26,664
Other short-term borrowings	390,391	—		390,391
Term borrowings	119,486	67,683		187,169
Other liabilities	59,995	4,291		64,286
Total liabilities assumed	8,738,129	71,125		8,809,254
Net assets acquired	$1,330,779	$(261,329)		1,069,450
Consideration paid:
Equity				(1,792,759)
Cash				(423,592)
Total consideration paid				(2,216,351)
Goodwill				$1,146,901

(a) Amount represents a conformity adjustment to align with FHN presentation.
(b) Amount primarily relates to a net deferred tax asset recorded for the effects of the purchase accounting adjustments.
Due to the timing of merger completion in relation to year end, the fact that back office functions (including loan and deposit processing) still have not been integrated, the evaluation of post-merger activity, and the extended information gathering and management review processes required to properly record acquired assets and liabilities, FHN considers its valuations of CBF's loans, loans held-for-sale, premises and equipment, OREO, other assets, tax receivables and payables, core deposit intangibles, other potential intangibles, time deposits, acquired debt, lease intangibles, other liabilities and acquired contingencies to be provisional as management continues to identify and assess information regarding the nature of these assets and liabilities and reviews the associated valuation assumptions and methodologies. Accordingly, the amounts recorded for current and deferred tax assets and liabilities are also considered provisional as FHN continues to evaluate the nature and extent of permanent and temporary (timing) differences between the book and tax bases of the acquired assets and liabilities assumed. Additionally, the accounting policies of both FHN and CBF are in the process of being reviewed in detail. Upon completion of such review, conforming adjustments or financial statement reclassification may be determined. See Note 17 - Contingencies and Other Disclosures for additional information related to acquired contingencies.
In relation to the acquisition, FHN has recorded preliminary goodwill of $1.1 billion, representing the excess of acquisition consideration over the estimated fair value of net assets acquired. All goodwill has been attributed to FHN’s Regional Banking segment (refer to Note 7 - Intangible Assets for additional information). This goodwill is the result of 1) the addition of an experienced workforce, 2) expected synergies to be realized within overlapping banking markets, 3) operational efficiencies to be obtained through integration of back office functions and 4) proportionately lower net operating costs from a larger company scale. $17.0 million of goodwill is expected to be deductible for tax purposes as a result of tax bases carryover resulting from prior CBF acquisitions. FHN’s operating results for 2017 include the operating results of the assets and liabilities acquired from CBF subsequent to the acquisition on November 30, 2017.
Following is a description of the methods used to determine the fair values of significant assets and liabilities presented above.
Cash and cash equivalents: The carrying amount of these assets is a reasonable estimate of fair value based on the short-term nature of these assets.
Securities available-for-sale: Fair values for securities are based on quoted prices where available. If quoted market prices are not available, fair value estimates are based on observable inputs obtained from market transactions in similar securities. Securities held-to-maturity were reclassified to securities available-for-sale based on FHN’s intent at closing.
Loans and loans held-for-sale: Fair values for loans were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan, amortization status and current discount rates. Loans were aggregated according to similar characteristics when applying various valuation techniques. The discount rate does not include a factor for credit losses as that has been included as a reduction to the estimated cash flows. Loans held-for-sale were classified according to FHN’s intent at closing.
Intangible assets: Core deposit intangible ("CDI") represents the value of the relationships with deposit customers. The fair value was based on a discounted cash flow methodology that considered expected customer attrition rates, net maintenance cost of the deposit base, alternate costs of funds, and the interest costs associated with customer deposits. The CDI is being amortized over 10 years using an accelerated methodology based upon the period over which estimated economic benefits are estimated to be received. Lease intangibles are valued using a discounted cash flow methodology which compares the current contractual rental payments to estimated current market rents for the property.
Premises and Equipment: Land and buildings held-for-use are valued at appraised values, which reflect considerations of recent disposition values for similar property types with adjustments for characteristics of individual properties. Locations held-for-sale are valued at appraised values which also reference recent disposition values for similar property types but also considers marketability discounts for vacant properties. The valuations of locations held-for-sale are reduced by estimated costs to sell. Other fixed assets are valued using a discounted cash flow methodology which reflects estimates of the future value of the assets to a hypothetical buyer.

OREO: OREO properties are valued at estimated fair value less estimated costs to sell the real estate. Estimated fair value is determined using appraised values which includes consideration of recent disposition values for similar property types with adjustments for characteristics of individual properties.
Deposits: The fair values used for the demand and savings deposits by definition equal the amount payable on demand at the acquisition date. The fair values for time deposits are estimated using a discounted cash flow calculation using the remaining duration of the accounts and reflects the difference in interest rates currently being offered to the contractual interest rates on such time deposits.
Securities sold under agreements to repurchase and Other short-term borrowings: The carrying amount of these liabilities is a reasonable estimate of fair value based on the short-term nature of these liabilities.

Term borrowings: The fair values of long-term debt instruments are estimated based on quoted market prices for the instrument if available, or for similar instruments if not available, or by using discounted cash flow analysis, based on estimated current borrowing rates for similar types of instruments and considers whether the debt is currently callable. Estimated discount rates are determined from the perspective of the post-merger combined entity rather than the acquiree and/or original issuers.
The following table presents financial information regarding the former CBF operations included in FHN's Consolidated Statements of Income from the date of acquisition (November 30, 2017) through December 31, 2017. Additionally, the table presents unaudited proforma information as if the acquisition of CBF had occurred on January 1, 2016:

	Actual from acquisition date through
		Unaudited Pro Forma for
		Year Ended December 31
(Dollars in thousands)	December 31, 2017	2017	2016
Net interest income	$31,253	$1,165,006	$1,033,218
Noninterest income	6,192	563,581	638,493
Pre-tax income	16,534	476,911	458,667
Net income available to common shareholders (a)	NM	274,416	293,981
(a) Net income available to common shareholders is not meaningful for actual CBF results from the acquisition date through December 31, 2017 because of the effect of tax reform.
The pro forma financial information and explanatory notes have been prepared to illustrate the effects of the merger between FHN and CBF under the acquisition method of accounting. The pro forma financial information is presented for illustrative purposes only and does not necessarily indicate the financial results of the combined companies had the companies actually been combined at the beginning of each period presented, nor does it necessarily indicate the results of operations in future periods or the future financial position of the combined entities. Cost savings and other business synergies related to the acquisition are not reflected in the pro forma amounts.
This unaudited pro forma information combines the historical consolidated results of operations of FHN and CBF for the periods presented and gives effect to the following nonrecurring adjustments:
Fair value adjustments: Pro forma adjust to net interest income of $34.5 million and $46.5 million for the years ended December 31, 2017 and 2016, respectively, to record estimated amortization of premiums and accretion of discounts on acquired loans, securities, deposits, and term borrowings.
CBF accretion/amortization: Pro forma adjustment to net interest income of $24.4 million and $25.9 million for the years ended December 31, 2017 and 2016, respectively, to eliminate CBF amortization of premiums and accretion of discounts and previously acquired loans, securities, and deposits.
Amortization of acquired intangibles: Pro forma adjustment to noninterest expense of $15.8 million and $18.0 million for the years ended December 31, 2017 and 2016, respectively, to record estimated amortization on acquired CDI and other lease intangibles.
Other adjustments: Pro forma results also include adjustments related to the removal of CBF's intangible amortization expense, amortization of previously acquired lease intangibles, and FHN's merger-related costs. Also includes adjustments to depreciation expense to record estimated fair value marks for CBF tangible assets, as well as income-tax effects of pro forma adjustments.
FHN incurred $1.0 million of costs associated with the equity issued to CBF shareholders. These costs have been netted against the balance of Capital surplus recognized for the equity portion of the purchase price. All expenses related to the merger and integration with CBF are recorded in FHN’s Corporate segment. Integration activities are expected to be substantially complete within 2018.
Total CBF merger and integration expenses recognized in 2017 are presented in the table below:

(Dollars in thousands)
Professional fees (a)	$28,151
Employee compensation, incentives and benefits (b)	17,077
Contract employment and outsourcing (c)	1,270
Miscellaneous expense (d)	1,291
All other expense (e)	8,959
Total	$56,748
(a) Primarily comprised of fees for investment bankers, legal, accounting, and merger consultants.
(b) Primarily comprised of fees for change in control, severance, and retention.
(c) Primarily relates to fees for temporary assistance for merger and integration activities.
(d) Consists of fees for operations services, travel and entertainment, communications and courier, advertising and public relations, computer software, equipment rentals, deprecation, and maintenance, supplies, and occupancy.
(e) Primarily relates to asset impairments related to the integration and other miscellaneous expenses.
On April 3, 2017, FTN Financial acquired substantially all of the assets and assumed substantially all of the liabilities of Coastal Securities, Inc. (“Coastal”), a national leader in the trading, securitization, and analysis of Small Business Administration (“SBA”) loans, for approximately $131 million in cash. Coastal, which was based in Houston, TX, also traded United States Department of Agriculture (“USDA”) loans and fixed income products and provided municipal underwriting and advisory services to its clients. Coastal’s government-guaranteed loan products, combined with FTN Financial’s existing SBA trading activities, have established an additional major product sector for FTN Financial.

The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of April 3, 2017:

	Coastal Securities, Inc
	Purchase Accounting/
	As	Fair Value
	Acquired	Adjustments	As recorded
(Dollars in thousands)	(unaudited)	(unaudited)	by FHN
Assets:
Cash and cash equivalents	$7,502	$—	$7,502
Interest-bearing cash	4,132	—	4,132
Trading securities	423,662	(284,580)	139,082
Loans held-for-sale	—	236,088	236,088
Investment securities	—	1,413	1,413
Other intangible assets, net	—	27,300	27,300
Premises and equipment, net	1,229	—	1,229
Other assets	1,658	14	1,672
Total assets acquired	$438,183	$(19,765)	$418,418

Liabilities:
Securities sold under agreements to repurchase	$201,595	$—	$201,595
Other short-term borrowings	33,509	—	33,509
Fixed income payables	143,647	(47,158)	96,489
Other liabilities	958	(642)	316
Total liabilities assumed	379,709	(47,800)	331,909
Net assets acquired	$58,474	$28,035	86,509
Consideration paid:
Cash			(131,473)
Goodwill			$44,964

In relation to the acquisition, FHN has recorded $45.0 million in goodwill, representing the excess of acquisition consideration over the estimated fair value of net assets acquired (refer to Note 7 - Intangible Assets for additional information), and all of which is expected to be deductible for tax purposes. The goodwill is the result of adding an experienced workforce, establishing an additional major product sector for FTN Financial, expected synergies, and other factors. FHN's operating results for 2017 include the operating results of the acquired assets and assumed liabilities of Coastal subsequent to the acquisition on April 3, 2017.
On September 16, 2016, FTBNA acquired $537.4 million in unpaid principal balance (“UPB”) of restaurant franchise loans from GE Capital’s Southeast and Southwest regional portfolios. Subsequent to the acquisition the acquired loans were combined with existing FTBNA relationships to establish a franchise finance specialty banking business.
On October 2, 2015, FHN completed its acquisition of TrustAtlantic Financial Corporation (“TrustAtlantic Financial” or “TAF”), and its wholly-owned bank subsidiary TrustAtlantic Bank (“TAB”), for an aggregate of 5,093,657 shares of FHN common stock and $23.9 million in cash in a transaction valued at $96.7 million. Prior to the acquisition TAF and TAB were headquartered in Raleigh, North Carolina, where TAB had five branches located in the communities of Raleigh, Cary and Greenville. TAB merged into FTBNA on October 16, 2015 and the TAB branches became First Tennessee branches upon closing that merger. The acquisition expanded and strengthened FHN’s market share in its Mid-Atlantic region.
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of October 2, 2015:

	TrustAtlantic Financial Corporation
	Purchase Accounting/
	As	Fair Value
	Acquired	Adjustments	As recorded
(Dollars in thousands)	(unaudited)	(unaudited)	by FHN
Assets:
Cash and cash equivalents	$18,801	$—	$18,801
Securities available-for-sale	73,822	(10)	73,812
Loans, net of unearned income	298,050	(16,106)	281,944
Allowance for loan losses	(4,639)	4,639	—
Core deposit intangible	84	1,866	1,950
TAF Goodwill	3,721	(3,721)	—
Premises and equipment, net	2,353	1,214	3,567
OREO	1,018	(95)	923
Deferred tax asset	2,940	4,262	7,202
Other assets	10,638	1,135	11,773
Total assets acquired	$406,788	$(6,816)	$399,972

Liabilities:
Deposits	$342,788	$1,300	$344,088
Other liabilities	3,173	1,407	4,580
Total liabilities assumed	345,961	2,707	348,668
Net assets acquired	$60,827	$(9,523)	51,304
Consideration paid:
Equity consideration			(72,791)
Cash			(23,888)
Total consideration paid			(96,679)
Goodwill			$45,375

In relation to the acquisition, FHN recorded $45.4 million in goodwill, representing the excess of acquisition consideration over the estimated fair value of net assets acquired (refer to Note 7 – Intangible Assets for additional information). This goodwill is the result of expected operational synergies, expansion in the Mid-Atlantic region and other factors, and only an immaterial amount of goodwill is expected to be deductible for tax purposes. FHN’s operating results for 2017, 2016 and 2015 include the operating results of the acquired assets and assumed liabilities of TAF subsequent to the acquisition on October 2, 2015.
In addition to the transactions mentioned above, FHN acquires or divests assets from time to time in transactions that are considered business combinations or divestitures but are not material to FHN individually or in the aggregate. The most recent transaction of that type closed in October 2017, when FTBNA acquired the operations and certain assets of Professional Mortgage Company, Inc. ("PMC"). PMC is a provider of institutional debt capital and commercial mortgage loan servicing. Eleven professionals joined FTBNA's commercial real estate ("CRE") team as a result of the transaction, expanding the capabilities of its CRE platform.